Expense Example {- Fidelity Preferred Securities & Income ETF} - NF_08.31 Fidelity [Preferred Securities] ETF Pro-01 - Fidelity Preferred Securities & Income ETF - Fidelity Preferred Securities & Income ETF
Jun. 09, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	$ 189